Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table presents certain information regarding compensation paid to our executive officers, and certain measures of financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K:
					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Addus Total Shareholder Return(4)	Peer Group Shareholder Return(4)	Net Income ($ in thousands)(5)	Adjusted EBITDA ($ in thousands)(6)
Name	($)	($)	($)	($)	($)	($)
2022	3,739,579	4,243,735	1,499,048	1,717,310	102.32	37.60	46,025	$101,480
2021	3,444,664	1,715,387	1,845,240	1,260,316	96.19	37.29	45,126	97,661
2020	3,708,442	4,250,192	1,293,624	1,500,491	120.44	29.23	33,133	76,907

(1)
The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Allison for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Allison was our principal executive officer for the years ended 2022, 2021 and 2020.

(2)
The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. In 2022, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Monica Raines and Cliff Blessing. In 2021, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Sean Gaffney and Roberton Stevenson. In 2020, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Sean Gaffney and Darby Anderson.

(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	PEO($)	2022 Average of Non-PEO NEOs($)	PEO($)	2021 Average of Non-PEO NEOs($)	PEO($)	2020 Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	3,739,579	1,499,048	3,444,664	1,845,240	3,708,442	1,293,624
Less Fair Value of stock awards reported in Summary Compensation Table	1,924,993	507,696	1,650,059	941,938	2,126,589	567,086
Fair value of equity compensation granted in current year - value at year-end	2,719,261	757,666	1,271,923	750,084	2,441,678	651,108
Change in fair value from end of prior fiscal to end of awards made in prior fiscal years that were unvested at end of current fiscal year	95,794	42,688	(833,209)	(282,215)	1,008,853	431,475
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(385,905)	(74,395)	(517,933)	(110,856)	(782,191)	(308,630)
Compensation Actually Paid	4,243,735	1,717,310	1,715,387	1,260,316	4,250,192	1,500,491
(4)
Total shareholder return assumes that $100 was invested in our common stock and the peer group composite index on December 31, 2019 and reflects the value, as of December 31 of each covered year in the table above, of such investment. This shareholder return assumes reinvestment of all dividends. The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report.

(5)	Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
For the Company’s definition of adjusted EBITDA, refer to Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2022. The Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. In 2022, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Monica Raines and Cliff Blessing. In 2021, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Sean Gaffney and Roberton Stevenson. In 2020, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Sean Gaffney and Darby Anderson.

Peer Group Issuers, Footnote [Text Block]
(4)
Total shareholder return assumes that $100 was invested in our common stock and the peer group composite index on December 31, 2019 and reflects the value, as of December 31 of each covered year in the table above, of such investment. This shareholder return assumes reinvestment of all dividends. The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report.

PEO Total Compensation Amount	$ 3,739,579	$ 3,444,664	$ 3,708,442
PEO Actually Paid Compensation Amount	$ 4,243,735	1,715,387	4,250,192
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	PEO($)	2022 Average of Non-PEO NEOs($)	PEO($)	2021 Average of Non-PEO NEOs($)	PEO($)	2020 Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	3,739,579	1,499,048	3,444,664	1,845,240	3,708,442	1,293,624
Less Fair Value of stock awards reported in Summary Compensation Table	1,924,993	507,696	1,650,059	941,938	2,126,589	567,086
Fair value of equity compensation granted in current year - value at year-end	2,719,261	757,666	1,271,923	750,084	2,441,678	651,108
Change in fair value from end of prior fiscal to end of awards made in prior fiscal years that were unvested at end of current fiscal year	95,794	42,688	(833,209)	(282,215)	1,008,853	431,475
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(385,905)	(74,395)	(517,933)	(110,856)	(782,191)	(308,630)
Compensation Actually Paid	4,243,735	1,717,310	1,715,387	1,260,316	4,250,192	1,500,491

Non-PEO NEO Average Total Compensation Amount	$ 1,499,048	1,845,240	1,293,624
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,717,310	1,260,316	1,500,491
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	PEO($)	2022 Average of Non-PEO NEOs($)	PEO($)	2021 Average of Non-PEO NEOs($)	PEO($)	2020 Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	3,739,579	1,499,048	3,444,664	1,845,240	3,708,442	1,293,624
Less Fair Value of stock awards reported in Summary Compensation Table	1,924,993	507,696	1,650,059	941,938	2,126,589	567,086
Fair value of equity compensation granted in current year - value at year-end	2,719,261	757,666	1,271,923	750,084	2,441,678	651,108
Change in fair value from end of prior fiscal to end of awards made in prior fiscal years that were unvested at end of current fiscal year	95,794	42,688	(833,209)	(282,215)	1,008,853	431,475
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(385,905)	(74,395)	(517,933)	(110,856)	(782,191)	(308,630)
Compensation Actually Paid	4,243,735	1,717,310	1,715,387	1,260,316	4,250,192	1,500,491

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative Total Share Return
The amount of compensation actually paid to Mr. Allison and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Allison) during the three most recently completed fiscal years is generally aligned with the Company’s cumulative TSR during the same periods. Specifically, each of these measures declined from 2020 to 2021, and then increased from 2021 to 2022. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Allison and to the other named executive officers is comprised of equity awards. The Company’s cumulative TSR did not align with the cumulative TSR of our peer group over the period presented, because during 2020 the TSR of our peer group declined significantly (while the Company’s TSR increased), and during 2021 the TSR of our peer group recovered a portion of the TSR lost during 2020 (while the Company’s TSR declined). During 2022 both the Company’s TSR and the TSR of our peer group increased.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
While the amount of net income achieved by the Company has increased during each of the three most recently completed fiscal years, the amount of compensation actually paid to Mr. Allison and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Allison) declined from 2020 to 2021, and then increased from 2021 to 2022. The Company does not use net income as a performance measure in the overall executive compensation program, but the measure of net income is correlated with the measure Adjusted EBITDA, which the Company does use when setting goals in the Company’s short-term and long-term incentive compensation programs for the named executive officers.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
While the amount of Adjusted EBITDA achieved by the Company has increased during each of the three most recently completed fiscal years, the amount of compensation actually paid to Mr. Allison and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Allison) declined from 2020 to 2021, and then increased from 2021 to 2022.The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation to the named executive officers, to Company performance. The Company utilizes Adjusted EBITDA when setting goals in the Company’s short-term and long-term incentive compensation programs for the named executive officers.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative Total Share Return
The amount of compensation actually paid to Mr. Allison and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Allison) during the three most recently completed fiscal years is generally aligned with the Company’s cumulative TSR during the same periods. Specifically, each of these measures declined from 2020 to 2021, and then increased from 2021 to 2022. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Allison and to the other named executive officers is comprised of equity awards. The Company’s cumulative TSR did not align with the cumulative TSR of our peer group over the period presented, because during 2020 the TSR of our peer group declined significantly (while the Company’s TSR increased), and during 2021 the TSR of our peer group recovered a portion of the TSR lost during 2020 (while the Company’s TSR declined). During 2022 both the Company’s TSR and the TSR of our peer group increased.

Tabular List [Table Text Block]
Financial Performance Measures
As described in detail in “Compensation Discussion and Analysis,” our executive compensation program consists of several compensation elements, including equity compensation which is directly tied to the returns experienced by our shareholders. The financial performance measures used to link compensation actually paid to our named executive officers with the Company’s performance for 2022 are as follows:
•	Adjusted EBITDA
•	Total Shareholder Return

Total Shareholder Return Amount	$ 102.32	96.19	120.44
Peer Group Total Shareholder Return Amount	37.6	37.29	29.23
Net Income (Loss)	$ 46,025,000	$ 45,126,000	$ 33,133,000
Company Selected Measure Amount	101,480,000	97,661,000	76,907,000
PEO Name	Mr. Allison	Mr. Allison	Mr. Allison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
For the Company’s definition of adjusted EBITDA, refer to Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2022. The Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Fair Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,924,993)	$ (1,650,059)	$ (2,126,589)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,719,261	1,271,923	2,441,678
PEO [Member] | Change in Fair Value from End of Prior Fiscal to End of Awards made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,794	(833,209)	1,008,853
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(385,905)	(517,933)	(782,191)
Non-PEO NEO [Member] | Fair Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(507,696)	(941,938)	(567,086)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	757,666	750,084	651,108
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal to End of Awards made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,688	(282,215)	431,475
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (74,395)	$ (110,856)	$ (308,630)